Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 28, 2014, the Company offered to exchange all of the unregistered common shares that it previously issued in its prior equity private placements, other than the common shares owned by affiliates of the Company, for common shares that have been registered under the Securities Act of 1933. The Company has filed a registration statement on Form F-4 (File No. 333-185395) to register the common shares to be offered by the Company in the exchange offer. The settlement of the Exchange offer commenced on March 3, 2014 and 53,068,404 shares were exchanged, which represents 92% of the original shares eligible to participate in the exchange offer.

On January 29, 2014, the Company completed its initial public offering in the United States by issuing $125 million in new shares and commenced trading on the New York Stock Exchange under the symbol "NADL". The offering of 13,513,514 common shares was priced at $9.25 per share. The net proceeds of this public offering are expected to be used for general corporate purposes and working capital requirements

On January 31, 2014, the Company sold $600 million Senior Unsecured Notes in a private offering within the United States to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and to certain other persons outside of the United States in reliance on Regulation S under the Securities Act.  The notes bear a fixed coupon of 6.25% and are due in February 2019. The net proceeds of this offering have been used to repay the $500 million Seadrill bond, including a settlement premium of $45 million, of which $22.5 million is settled in cash and the remaining $22.5 million as a deemed contribution. The remaining amount will be used for general corporate purposes.

On February 18, 2014, West Linus was delivered from Jurong Shipyard and is currently en route to Norway on a heavy-lift vessel. As such, the Ship Finance option to sell the acquired shares back to NADL has now lapsed. Concurrently with the delivery of West Linus, SFL Linus Ltd, a subsidiary of Ship Finance which we consolidate as a VIE, has drawn down the full amount of the $475 million secured term loan and revolving credit facility as described in note 17. The remaining $405 million consideration of the $600 million sale and leaseback transaction with Ship Finance has been paid upon delivery of the rig and the proceeds have been used to pay the final yard installment and general corporate purposes.